Quarterly Holdings Report
for
Fidelity® OTC Portfolio
October 31, 2024
OTC-NPRT1-1224
1.809071.121
Common Stocks - 94.3%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	52,826	107,616,071
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	164,125	2,639,249
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	469,129	36,690,579
TOTAL CANADA		39,329,828
CHINA - 0.6%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	14,498	1,167,234
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	82,100	4,286,441
TOTAL COMMUNICATION SERVICES		5,453,675

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	6,280	615,314
JD.com Inc A Shares	8,517	172,718
PDD Holdings Inc Class A ADR (b)	218,100	26,300,680
		27,088,712
Financials - 0.1%
Financial Services - 0.1%
Ant International Co Ltd Class C (c)(d)	10,036,067	18,265,642
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	583,446	136,818,087
TOTAL CHINA		187,626,116
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	269,855	33,143,591
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	43,183	28,747,811
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (b)	210,726	69,682
TOTAL FRANCE		28,817,493
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (c)	1,272,556	33,099,182
Circle Internet Financial LLC (c)	391,560	10,184,475

TOTAL IRELAND		43,283,657
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	247,342	9,507,826
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	294,510	12,546,143
NETHERLANDS - 1.3%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	272,124	159,546,301
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV depository receipt	218,744	147,116,278
BE Semiconductor Industries NV	922,415	98,268,776
		245,385,054
TOTAL NETHERLANDS		404,931,355
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA ADR	2,562,809	24,474,826
TAIWAN - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	4,643,071	884,690,748
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Diageo PLC	2,288,677	70,678,417
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	1,544,721	109,906,899
TOTAL UNITED KINGDOM		180,585,316
UNITED STATES - 88.0%
Communication Services - 17.6%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (b)(c)	331,308	3
Entertainment - 2.6%
Electronic Arts Inc	2,307	348,011
Netflix Inc (b)	1,010,493	763,963,023
Take-Two Interactive Software Inc (b)	11,417	1,846,357
Walt Disney Co/The	374,606	36,037,097
		802,194,488
Interactive Media & Services - 13.9%
Alphabet Inc Class A	8,891,082	1,521,353,042
Alphabet Inc Class C	5,089,421	878,892,113
Epic Games Inc (b)(c)(d)	77,600	46,560,000
Meta Platforms Inc Class A	2,628,087	1,491,649,619
Reddit Inc Class A	2,689,150	320,815,595
Vimeo Inc Class A (b)	279,279	1,332,161
		4,260,602,530
Media - 0.4%
Charter Communications Inc Class A (b)	172,187	56,410,183
Comcast Corp Class A	1,391,863	60,782,657
		117,192,840
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	992,308	221,443,453
Consumer Discretionary - 10.5%
Automobiles - 0.1%
Rivian Automotive Inc Class A (b)	12,911	130,400
Tesla Inc (b)	89,870	22,454,020
		22,584,420
Broadline Retail - 8.2%
Amazon.com Inc (b)	13,341,257	2,486,810,305
ContextLogic Inc Class A (b)	4,863	31,561
Etsy Inc (b)	135,751	6,983,031
		2,493,824,897
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	152,214	44,594,136
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	18,873	2,543,891
Churchill Downs Inc	295,211	41,359,061
Domino's Pizza Inc	529,750	219,173,468
Hilton Worldwide Holdings Inc	76,081	17,867,623
Marriott International Inc/MD Class A1	42,211	10,975,704
		291,919,747
Specialty Retail - 0.9%
Lowe's Cos Inc	846,677	221,685,439
Ross Stores Inc	459,983	64,268,825
ThredUp Inc Class A (b)	85,970	53,000
		286,007,264
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (b)	44,768	279,800
Kontoor Brands Inc	5,779	494,856
Lululemon Athletica Inc (b)	237,281	70,686,010
		71,460,666
TOTAL CONSUMER DISCRETIONARY		3,210,391,130

Consumer Staples - 2.6%
Beverages - 1.9%
Keurig Dr Pepper Inc	10,213,275	336,527,412
Monster Beverage Corp (b)	4,797,936	252,755,268
		589,282,680
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp	94,069	82,233,238
Dollar Tree Inc (b)	285,431	18,450,260
		100,683,498
Food Products - 0.4%
Mondelez International Inc	1,737,333	118,972,564
Personal Care Products - 0.0%
Honest Co Inc/The (b)	156,799	583,292
TOTAL CONSUMER STAPLES		809,522,034

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc	50,960	9,008,199
EOG Resources Inc	13,611	1,659,998
Exxon Mobil Corp	3,690,239	430,946,110
		441,614,307
Financials - 2.1%
Banks - 0.1%
Huntington Bancshares Inc/OH	2,186,638	34,089,687
Wintrust Financial Corp	43,543	5,046,198
		39,135,885
Capital Markets - 0.7%
Coinbase Global Inc Class A (b)	957,067	171,554,260
Moody's Corp	98,602	44,769,252
S&P Global Inc	676	324,723
		216,648,235
Financial Services - 1.3%
Mastercard Inc Class A	760,890	380,133,035
PayPal Holdings Inc (b)	169,297	13,425,252
		393,558,287
TOTAL FINANCIALS		649,342,407

Health Care - 6.7%
Biotechnology - 3.2%
Alnylam Pharmaceuticals Inc (b)	1,765,885	470,767,282
Exact Sciences Corp (b)	1,478,460	101,910,248
GRAIL Inc (e)	6,431	87,269
Ionis Pharmaceuticals Inc (b)	31,456	1,207,596
Legend Biotech Corp ADR (b)	102,280	4,604,646
Regeneron Pharmaceuticals Inc (b)	463,186	388,242,505
Trevena Inc (b)(e)	709	1,375
		966,820,921
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (b)	2,591,017	217,697,248
Dexcom Inc (b)	573,463	40,417,672
Inspire Medical Systems Inc (b)	554,493	108,148,315
Insulet Corp (b)	1,394,224	322,804,684
Intuitive Surgical Inc (b)	167,254	84,269,255
Neuronetics Inc (b)(e)	38,316	39,465
Outset Medical Inc (b)	39,720	22,640
Pulmonx Corp (b)	25,918	161,988
TransMedics Group Inc (b)	364,800	29,902,656
		803,463,923
Health Care Technology - 0.0%
Certara Inc (b)	221,506	2,259,361
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	801,413	12,846,650
Bruker Corp	2,199,667	124,523,149
Danaher Corp	469,371	115,305,680
Illumina Inc (b)	38,585	5,561,642
Seer Inc Class A (b)	584,245	1,110,065
Thermo Fisher Scientific Inc	21,790	11,904,313
		271,251,499
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (b)	88,100	1,113,584
TherapeuticsMD Inc (b)(e)	6,791	10,526
		1,124,110
TOTAL HEALTH CARE		2,044,919,814

Industrials - 1.8%
Aerospace & Defense - 0.9%
Space Exploration Technologies Corp (b)(c)(d)	2,037,577	238,233,503
Space Exploration Technologies Corp Class C (b)(c)(d)	92,723	10,841,173
		249,074,676
Commercial Services & Supplies - 0.0%
Veralto Corp	15,820	1,616,646
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (b)	80,500	1,634,150
Ground Transportation - 0.6%
CSX Corp	284,196	9,560,353
Uber Technologies Inc (b)	2,528,100	182,149,605
		191,709,958
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (b)(e)	79,870	162,935
Wheels Up Experience Inc Class A rights (b)(c)	11,102	0
Wheels Up Experience Inc Stage 1 rights (b)(c)	11,102	0
Wheels Up Experience Inc Stage 3 rights (b)(c)	11,103	0
		162,935
Professional Services - 0.3%
Verisk Analytics Inc	370,632	101,820,023
TOTAL INDUSTRIALS		546,018,388

Information Technology - 44.2%
Communications Equipment - 1.1%
Cisco Systems Inc	6,147,497	336,698,411
IT Services - 0.9%
Gartner Inc (b)	371,176	186,515,940
MongoDB Inc Class A (b)	279,885	75,680,904
Twilio Inc Class A (b)	912	73,552
X Holdings Corp Class A (b)(c)(d)	709,150	19,948,390
		282,218,786
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices Inc (b)	52,225	7,524,056
Analog Devices Inc	450,949	100,611,231
Applied Materials Inc	460,805	83,672,972
Astera Labs Inc (b)	52,336	3,671,894
Broadcom Inc	2,366,274	401,722,337
Lam Research Corp	1,413,410	105,087,034
Marvell Technology Inc	10,661,516	854,094,047
Micron Technology Inc	1,746,000	173,988,900
NVIDIA Corp	26,595,728	3,530,848,849
QUALCOMM Inc	74,722	12,162,500
Skyworks Solutions Inc	92,534	8,104,128
		5,281,487,948
Software - 11.2%
Adobe Inc (b)	400,144	191,300,844
Atom Tickets LLC (b)(c)(d)(h)	516,103	4
Autodesk Inc (b)	179,143	50,840,783
Cadence Design Systems Inc (b)	940,521	259,696,659
Dropbox Inc Class A (b)	190,983	4,936,911
Dynatrace Inc (b)	9,072	488,074
Figma Inc Class A (c)(d)	234,100	5,695,653
HubSpot Inc (b)	151,932	84,290,354
Intuit Inc	276,436	168,708,891
Microsoft Corp	6,399,786	2,600,553,041
Roper Technologies Inc	104,970	56,445,518
Salesforce Inc	8,506	2,478,393
Stripe Inc Class B (b)(c)(d)	91,800	2,525,418
Synopsys Inc (b)	18,302	9,400,090
		3,437,360,633
Technology Hardware, Storage & Peripherals - 13.7%
Apple Inc	18,428,720	4,163,232,136
Western Digital Corp (b)	282,990	18,482,077
		4,181,714,213
TOTAL INFORMATION TECHNOLOGY		13,519,479,991

Materials - 0.1%
Chemicals - 0.1%
Linde PLC	99,696	45,476,330
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	93,686	85,074,383
Utilities - 0.7%
Electric Utilities - 0.2%
Constellation Energy Corp	277,298	72,918,282
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	1,183,075	147,837,052
TOTAL UTILITIES		220,755,334

TOTAL UNITED STATES		26,974,027,432
TOTAL COMMON STOCKS (Cost $12,078,291,937)		28,930,580,402

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Coinbase Global Inc 0.5% 6/1/2026 (Cost $69,974,192)	82,707,885	80,557,480

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	130,752	32,579,476
UNITED STATES - 0.8%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC (c)(d)	513,288	40,041,597
Waymo LLC Series A2 (b)(c)(d)	103,940	6,629,293
Waymo LLC Series B2 (b)(c)(d)	178,470	11,737,972
		58,408,862
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	3,300	785,664
TOTAL CONSUMER DISCRETIONARY		59,194,526

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (c)(d)	79,348	5,896,350
Industrials - 0.6%
Aerospace & Defense - 0.6%
Anduril Industries Inc (c)(d)	1,478,951	34,622,243
Space Exploration Technologies Corp Series G (b)(c)(d)	62,037	72,533,660
Space Exploration Technologies Corp Series H (b)(c)(d)	65,670	76,781,364
		183,937,267
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (b)(c)(d)	315,830	8,688,483
TOTAL UNITED STATES		257,716,626
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,787,062)		290,296,102

Domestic Equity Funds - 4.3%
	Shares	Value ($)
Invesco QQQ Trust (Cost $1,328,618,955)	2,732,100	1,321,926,585

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $10,010,851)	30,303	6,874,539

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.87	34,929,049	34,936,034
Fidelity Securities Lending Cash Central Fund (f)(g)	4.87	297,211	297,241
TOTAL MONEY MARKET FUNDS (Cost $35,233,275)			35,233,275

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $13,666,916,272)	30,665,468,383
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,937,230
NET ASSETS - 100.0%	30,682,405,613

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,240,424 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc	8/07/24	32,147,366

Ant International Co Ltd Class C	5/16/18	38,251,213

Atom Tickets LLC	8/15/17	3,290,485

ByteDance Ltd Series E1	11/18/20	14,327,043

Castle Creek Biosciences Inc Series A4	9/29/16	10,010,851

Discord Inc Series I	9/15/21	1,817,061

Epic Games Inc	7/13/20 - 3/29/21	61,546,000

Figma Inc Class A	5/15/24	5,429,481

Space Exploration Technologies Corp	10/16/15 - 7/01/24	21,458,874

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	3,399,356

Space Exploration Technologies Corp Series G	1/20/15	4,805,386

Space Exploration Technologies Corp Series H	8/04/17	8,865,450

Stripe Inc Class B	5/18/21	3,683,785

Stripe Inc Series H	3/15/21 - 5/25/23	12,672,679

Tenstorrent Holdings Inc Series C1	4/23/21	4,717,626

Waymo LLC	10/18/24	40,139,789

Waymo LLC Series A2	5/08/20	8,925,037

Waymo LLC Series B2	6/11/21	16,369,625

X Holdings Corp Class A	10/27/21	54,254,583

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,912,379,104	435,575,448	2,313,018,518	3,242,264	-	-	34,936,034	0.1%
Fidelity Securities Lending Cash Central Fund	38,187,555	142,866,639	180,756,953	52,102	-	-	297,241	0.0%
Total	1,950,566,659	578,442,087	2,493,775,471	3,294,366	-	-	35,233,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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